Acquisition of Copper Mountain Mining Corporation (Schedule of detailed information about goodwill upon acquisition) (Details) - Copper Mountain Mining Corporation [Member] $ in Thousands	Jun. 20, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration transferred	$ 440,481
Non-controlling interest	106,976
Less: value of net identifiable assets acquired	(472,252)
Goodwill upon acquisition at June 20, 2023	75,205
Preliminary [Member]
Disclosure of detailed information about business combination [line items]
Total consideration transferred	440,481
Non-controlling interest	106,976
Less: value of net identifiable assets acquired	(480,888)
Goodwill upon acquisition at June 20, 2023	66,569
Adjustment [Member]
Disclosure of detailed information about business combination [line items]
Total consideration transferred	0
Non-controlling interest	0
Less: value of net identifiable assets acquired	8,636
Goodwill upon acquisition at June 20, 2023	$ 8,636